Non- marketable Equity Investment	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Non-marketable Equity Investment
4.
    Non-marketable
Equity Investment
In March 2017, we participated in a Series B convertible preferred stock financing and invested $
8.5
 million in Viracta Therapeutics, Inc., or Viracta, a clinical stage drug development company, which was initially recorded at cost. In May 2017, we executed an exclusive worldwide license with Viracta to develop and commercialize Viracta’s proprietary histone deacetylase inhibitor drug candidate for use in combination with natural killer cell therapy and possibly additional therapies. See Note 7,
 Collaboration and License Agreements – Royalties and
In-licensing
Agreements – Viracta License Agreement
, for further information.
In June 2018, Viracta executed a 2018 Note and Warrant Purchase Agreement with existing and new investors, including us. The initial closing under the Purchase Agreement occurred in June 2018, at which point we purchased a convertible note for $0.4 million, which under certain circumstances was convertible into preferred stock of Viracta, and a warrant to purchase Viracta’s common shares. The convertible note accrued interest at 8% and had a one-year
maturity date. In September 2018, a milestone closing under the Purchase Agreement occurred, at which point we purchased an additional convertible note for $0.4 million, which under certain circumstances was convertible into preferred stock of Viracta, and a warrant to purchase Viracta’s common shares. The convertible note accrued interest at 8% and had a one
-year
maturity date. We classified the convertible notes as
held-to-maturity
notes receivable on the combined consolidated balance sheets. Effective January 31, 2019, the notes, together with accrued interest then outstanding, were converted to Series B preferred stock resulting in an increase to our investment in Viracta’s Series B convertible preferred stock of $0.8 million. In May 2019, we exercised warrants to acquire 253,120 shares of Viracta common stock.
Based on the level of equity investment at risk, Viracta is not a VIE and therefore is not consolidated under the VIE model. In addition, we do not hold a controlling financial interest in Viracta, and therefore we do not consolidate Viracta under the voting interest model. As the preferred stock is not considered in-substance
common stock, the investment is not within the scope of accounting for the investment under the equity method. As the preferred stock does not have a readily determinable fair value and does not qualify for the practical expedient to estimate fair value in accordance with ASC 820, we have elected to apply the measurement alternative under ASC 321, pursuant to which we measure our investment in Viracta at cost, less impairment, adjusted for observable price changes in an orderly market for an identical or similar investment of the same issuer, with such changes recognized on the combined consolidated statements of operations. Some factors we may consider in the impairment analysis include the extent to which the security has been in an unrealized loss position, the change in the financial condition and near-term prospects of the issuer, as well as security and industry-specific economic conditions.
As of December 31, 2020, our fair value assessment indicated that the recent offering of Viracta’s Series E preferred shares, at a lower offering price per share than the per share carrying amount of our investment in Viracta, is a directional indicator representing an observable price change in an orderly transaction for a similar investment. On December 31, 2020, we reduced the carrying value by $1.4 million due to the observable price change, which was included in other income (expenses), net
, on the combined consolidated statements of operations. On a cumulative basis, we have recognized a reduction in carrying value of $1.4 million. As of December 31, 2020, the carrying value of our investment in Viracta, which is reflected in equity investment on the combined consolidated balance sheets, totaled $
7.8
million.